Finance income and finance costs (Tables)	12 Months Ended
Dec. 31, 2020
Finance income and finance costs
Schedule of finance income and finance costs

	For the year ended December 31,
In thousands of EUR	2018	2019	2020
Foreign exchange gain	1,369	1,965	4,150
Interest and similar income	221	1,994	773
Finance income	1,590	3,959	4,923
Foreign exchange loss	1,145	1,264	12,651
Interest and similar expense	204	1,312	1,363
Other	—	—	24
Finance costs	1,349	2,576	14,038